Intangible assets, airport concessions and goodwill - Net: - Additional information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jan. 01, 2024	May 15, 2008	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021
Disclosure by geographical areas:
Amortisation expense			$ 2,250,734		$ 2,008,470	$ 1,945,184
Explanation of value assigned to key assumption			For the year 2024, to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.960,467 and Ps.3,672,561 in Aerostar, respectively, and an excess of Ps.210,515 and Ps.347,469 in Airplan, respectively.	For the year 2024, to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.960,467 and Ps.3,672,561 in Aerostar, respectively, and an excess of Ps.210,515 and Ps.347,469 in Airplan, respectively.	For the year 2023, to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an excess of Ps.302,677 and of Ps.4,202,232, in Aerostar, respectively, and an excess of Ps.374,916 and Ps.546,230 in Airplan, respectively.
Impairment testing on all CGUs considering the entire value of intangible assets, airport concessions and goodwill			$ 2,623,663		$ 2,149,185
Original concession period for operating rights		25 years	50 years	50 years
Airplan
Disclosure by geographical areas:
Original concession period for operating rights		15 years	25 years	25 years
Minimum | Airplan
Disclosure by geographical areas:
Original concession period for operating rights			15 years	15 years
CGU Aerostar
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows			28 years	28 years	29 years
Cash payments				$ 2.5
CGU Aerostar | Positive
Disclosure by geographical areas:
Amount in excess of cash flow projections			$ 302,677
CGU Aerostar | Negative
Disclosure by geographical areas:
Amount in excess of cash flow projections			$ 4,202,232		$ 960,467
CGU Airplan
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows			8 years	8 years	9 years
CGU Airplan | Positive
Disclosure by geographical areas:
Amount in excess of cash flow projections			$ 374,916		$ 210,515
CGU Airplan | Negative
Disclosure by geographical areas:
Amount in excess of cash flow projections			546,230		347,469
Licences
Disclosure by geographical areas:
Amortisation expense			62,095		54,259	49,715
Colombia (Airplan)
Disclosure by geographical areas:
Amortization commercial rights			$ 106,282		$ 86,509	$ 99,560
Percent of obligation to pay consideration on gross income			19.00%	19.00%	19.00%	19.00%	19.00%
Colombia (Airplan) | Licences
Disclosure by geographical areas:
Amortisation expense			$ 311,576		$ 281,976	$ 315,842
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Amortisation expense			480,006		444,925	489,041
Amortization commercial rights			$ 189,547		$ 154,282	$ 177,558
Percent of obligation to pay consideration on gross income			5.00%	5.00%	5.00%	5.00%
Mexico
Disclosure by geographical areas:
Amortisation expense			$ 1,101,228		$ 986,520	$ 863,183
Percent of obligation to pay consideration on gross income	9.00%				5.00%	5.00%